Stock-Based Compensation (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Aug. 31, 2019
Stock-Based Compensation [Line Items]
Number of shares reserved for issuance (in Shares)
Term of plan	1 year 2 months 12 days		2 years
Compensation costs	$ 3.1	$ 3.4	$ 4.3	$ 4.4
Unamortized compensation cost	4.4		$ 7.7
Stock options granted or exercised
Percentage of voting power	10.00%		10.00%
Stock Incentive Plan 2019 [Member]
Stock-Based Compensation [Line Items]
Number of shares reserved for issuance (in Shares)					77,674	4,563
Minimum percentage of voting rights required for applicability of a specific expiration term	10.00%		10.00%
Maximum expiration term of options granted	5 years		5 years
Term of plan	10 years		10 years
Minimum [Member] | Stock Incentive Plan 2019 [Member]
Stock-Based Compensation [Line Items]
Vesting period of replacement options	3 years		3 years
Restricted Stock Options [Member]
Stock-Based Compensation [Line Items]
Compensation costs	$ 0.8	$ 1.0	$ 1.4	$ 0.1
Unamortized compensation cost	$ 1.3		$ 2.1
Weighted average expected period over which the expense is to be recognized	1 year 3 months 18 days			2 years